Warranty liability (Tables)	12 Months Ended
Dec. 31, 2024
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability
A continuity of the warranty liability is as follows:

	Years ended December 31,
	2024	2023
Balance, beginning of year	$8,506	$14,299
Warranty claims	(3,778)	(6,826)
Warranty accruals	2,127	5,152
Change in estimate	883	(2,204)
Impact of foreign exchange changes	(583)	(1,915)
Transfer to Cespira	(1,838)	—
Balance, end of year	5,317	8,506
Less: current portion	3,861	6,892
Long-term portion	$1,456	$1,614